Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]
ASSETS
Cash and cash equivalents	$ 1,069	$ 778
Trade and other receivables	1,069	1,057
Other financial assets	204	108
Prepaid expenses and other current assets	469	510
Current assets	2,811	2,453
Property and equipment, net	414	502
Computer software, net	922	822
Other identifiable intangible assets, net	3,219	3,331
Goodwill	5,882	5,940
Equity method investments	6,199	6,736
Other financial assets	527	429
Other non-current assets	619	797
Deferred tax	1,118	1,139
Total assets	21,711	22,149
Liabilities
Current indebtedness	1,647	0
Payables, accruals and provisions	1,222	1,363
Current tax liabilities	324	169
Deferred revenue	886	874
Other financial liabilities	812	175
Current liabilities	4,891	2,581
Long-term indebtedness	3,114	3,786
Provisions and other non-current liabilities	691	709
Other financial liabilities	233	234
Deferred tax	897	1,005
Total liabilities	9,826	8,315
Equity
Capital	5,398	5,496
Retained earnings	7,642	9,149
Accumulated other comprehensive loss	(1,155)	(811)
Total equity	11,885	13,834
Total liabilities and equity	$ 21,711	$ 22,149

[1]	Amounts have been reclassified to reflect the current presentation.